Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23: — SUBSEQUENT EVENTS

a.	On January 31, 2012, Taro Canada and Sun entered into a master supply agreement whereby Taro Canada would market, distribute, sell, use and license designated Sun products, in addition to Sumatriptan, within Canada. The parties entered into the transaction on an arm’s length basis and the Audit Committee and Board of Directors approved the transaction. The initial term of the agreement is for three years with an option to renew. Pursuant to both supply agreements with Sun, Taro receives an agreed upon percentage of the net sales for each product covered by the agreements.

b.

On February 21, 2012, the Company entered into a License and Settlement Agreement (the “Medicis Settlement Agreement”) with Medicis Pharmaceutical Corporation. In connection with the Medicis Settlement Agreement, we agreed to settle all legal disputes between the parties relating to Medicis’ LOPROX® Shampoo and Medicis agreed to withdraw its complaint against Taro pending in the U.S. District Court for the Southern District of New York for alleged patent infringement. Subject to the terms and conditions contained in the Medicis Settlement Agreement, Medicis granted Taro a non-exclusive, royalty-bearing license to make and sell limited quantities of our generic version of LOPROX® Shampoo.

c.	Listing of Company’s shares on the NYSE:

On March 22, 2012, the Company’s shares were listed on the NYSE and began trading under the symbol “TARO”. In conjunction with the NYSE listing, the Company’s stock ceased trading on the Pink Sheet markets, where the Company used the ticker symbol “TAROF.”

d.	As of March 31, 2012, Mrs. Elisha Sa’ar, C.P.A., an independent public accountant, was terminated as the Company’s internal auditor and as of that same date Mrs. Rita Gerson was appointed by the Company’s Board of Directors as internal auditor and ceased being an officer of the Company.

e.	Stock options:

Between January 1, 2012 and April 4, 2012, no stock options were granted to the Company’s directors or employees.

End of consolidated financial statements